Acquisition of King's Gaming Promotion Limited (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2010
Business Acquisition, Purchase Price Allocation, Goodwill Amount		$ 15,008,424
Business Acquisition Estimated Purchase Price	75,973,890	75,973,890
Gaming License Deposit [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable		12,446
Bad Debt Guarantee [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable		466,116
Non Compete Agreement [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable		792,304
Profit Interest Agreement [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable		$ 59,694,600